Portfolio of Investments – as of August 31, 2023 (Unaudited)
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans — 84.0% of Net Assets
	Aerospace & Defense — 0.6%
$1,000,000	Bleriot U.S. Bidco, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.593%, 10/31/2028(a)(b)	$998,910
4,482,661	Spirit Aerosystems, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.619%, 1/15/2027(b)(c)	4,471,455
		5,470,365
	Airlines — 2.0%
6,027,750	American Airlines, Inc., 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.338%, 4/20/2028(b)(d)	6,254,755
3,378,376	LifeMiles Ltd., 2021 Term Loan B, 3 mo. USD SOFR + 5.250%, 10.934%, 8/30/2026(b)(e)	3,291,112
2,000,000	Mileage Plus Holdings LLC, 2020 Term Loan B, 3 mo. USD LIBOR + 5.250%, 10.764%, 6/21/2027(b)(e)	2,083,400
2,605,817	SkyMiles IP Ltd., 2020 Skymiles Term Loan B, 3 mo. USD SOFR + 3.750%, 9.076%, 10/20/2027(b)(e)	2,709,737
4,792,187	United Airlines, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.750%, 9.292%, 4/21/2028(b)(d)	4,798,178
		19,137,182
	Automotive — 2.1%
1,800,000	Clarios Global LP, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 9.081%, 5/06/2030(a)(b)	1,794,942
5,509,818	First Brands Group LLC, 2021 Term Loan, 6 mo. USD SOFR + 5.000%, 10.881%, 3/30/2027(b)(e)	5,427,171
4,000,000	First Brands Group LLC, 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 8.500%, 14.381%, 3/30/2028(b)(e)	3,728,320
5,377,189	IXS Holdings, Inc., 2020 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.851%, 3/05/2027(b)(d)	4,670,465
2,822,000	Phinia, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 9.431%, 7/03/2028(a)(b)	2,823,778
2,896,224	Wheel Pros LLC, 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 10.107%, 5/11/2028(b)(d)	1,912,608
		20,357,284
	Brokerage — 4.1%
3,589,449	AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 6.500%, 12.030%, 8/02/2029(b)(c)	3,360,621
4,482,325	Astra Acquisition Corp., 2021 1st Lien Term Loan, 1 mo. USD SOFR + 5.250%, 10.696%, 10/25/2028(b)(c)	3,423,376
2,393,878	Citadel Securities LP, 2023 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.946%, 7/29/2030(a)(b)	2,381,908
3,538,641	DRW Holdings LLC, 2021 Term Loan, 1 mo. USD SOFR + 3.750%, 9.196%, 3/01/2028(a)(b)	3,529,795
8,852,045	Edelman Financial Center LLC, 2018 2nd Lien Term Loan, 1 mo. USD SOFR + 6.750%, 12.196%, 7/20/2026(a)(b)	8,661,726
2,611,841	Eisner Advisory Group LLC, Term Loan, 1 mo. USD SOFR + 5.250%, 10.696%, 7/28/2028(b)(d)	2,605,311
3,258,000	Focus Financial Partners LLC, 2023 Term Loan B6, 6/30/2028(f)	3,254,514
3,800,000	Harbourvest Partners LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.242%, 4/22/2030(a)(b)	3,796,846
6,316,535	LHS Borrower LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.181%, 2/16/2029(b)(c)	5,574,342
4,004,903	Resolute Investment Managers, Inc., 2020 Term Loan C, 3 mo. USD LIBOR + 4.250%, 9.788%, 4/30/2024(b)(e)	2,409,630
		38,998,069
	Building Materials — 2.0%
3,281,082	ACProducts, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.754%, 5/17/2028(b)(c)	2,801,224
Principal Amount	Description	Value (†)
	Building Materials — continued
$2,672,658	Cornerstone Building Brands, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.661%, 4/12/2028(b)(c)	$2,601,111
3,373,961	Foley Products Co. LLC, 2021 Term Loan, 3 mo. USD SOFR + 4.750%, 10.142%, 12/29/2028(b)(c)	3,333,912
408,000	GYP Holdings III Corp., 2023 Term Loan, 1 mo. USD SOFR + 3.000%, 8.331%, 5/12/2030(a)(b)	408,767
1,982,473	Mannington Mills, Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.254%, 8/06/2026(a)(b)	1,792,909
2,500,000	MI Windows & Doors LLC, 2022 Term Loan, 12/18/2027(f)	2,500,000
2,615,718	Oscar AcquisitionCo LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.842%, 4/29/2029(b)(c)	2,604,235
3,350,586	U.S. Silica Co., 2023 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.181%, 3/25/2030(b)(c)	3,350,586
		19,392,744
	Cable Satellite — 3.0%
11,079,511	DirecTV Financing LLC, Term Loan, 1 mo. USD SOFR + 5.000%, 10.446%, 8/02/2027(b)(d)	10,938,468
999,222	Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 2/01/2029(f)	998,730
2,765,183	Intelsat Jackson Holdings SA, 2021 Exit Term Loan B, 3 mo. USD SOFR + 4.250%, 9.772%, 2/01/2029(b)(c)	2,763,820
3,776,305	ViaSat, Inc., Term Loan, 1 mo. USD SOFR + 4.500%, 9.831%, 3/02/2029(b)(c)	3,687,562
5,421,000	Virgin Media Bristol LLC, 2023 USD Term Loan Y, 3 mo. USD SOFR + 3.250%, 8.311%, 3/31/2031(a)(b)	5,352,262
1,000,000	WideOpenWest Finance LLC, 2021 Term Loan B, 12/20/2028(f)	986,700
3,890,127	WideOpenWest Finance LLC, 2021 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.242%, 12/20/2028(b)(c)	3,838,388
		28,565,930
	Chemicals — 3.3%
3,275,000	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.181%, 11/24/2028(b)(d)	2,974,781
4,074,339	Bakelite U.S. Holdco, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.392%, 5/29/2029(b)(c)	4,031,069
5,650,085	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.831%, 8/18/2028(b)(c)	5,558,271
4,604,373	Groupe Solmax, Inc., Term Loan, 3 mo. USD SOFR + 4.750%, 10.198%, 5/29/2028(b)(d)	4,245,231
3,351,973	Ineos U.S. Finance LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 8.953%, 11/08/2027(a)(b)	3,336,620
2,900,000	LSF11 A5 Holdco LLC, 2023 Incremental Term Loan B, 10/15/2028(f)	2,897,274
2,521,320	Luxembourg Investment Co. 428 Sarl, Term Loan B, 3 mo. USD SOFR + 5.000%, 10.392%, 1/03/2029(b)(c)	1,829,546
2,015,948	Momentive Performance Materials, Inc., 2023 Term Loan, 1 mo. USD SOFR + 4.500%, 9.831%, 3/29/2028(a)(b)	1,994,115
2,661,625	Vantage Specialty Chemicals, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 4.750%, 10.064%, 10/26/2026(b)(c)	2,576,453
2,500,000	Windsor Holdings III LLC, USD Term Loan B, 1 mo. USD SOFR + 4.500%, 9.818%, 8/01/2030(a)(b)	2,489,075
		31,932,435
	Consumer Cyclical Services — 4.1%
2,000,000	AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 8.196%, 2/04/2028(b)(c)	1,996,940
2,502,000	CHG Healthcare Services, Inc., 2023 Incremental Term Loan, 9/29/2028(f)	2,498,873

Principal Amount	Description	Value (†)
	Consumer Cyclical Services — continued
$2,000,000	CHG Healthcare Services, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.250%, 8.696%, 9/29/2028(b)(c)	$1,986,260
2,959,000	Cushman & Wakefield U.S. Borrower LLC, 2023 Term Loan B, 1 mo. USD SOFR + 4.00%, 9.331%, 1/31/2030(b)(c)	2,944,205
2,499,844	Galaxy U.S. Opco, Inc., Term Loan, 1 mo. USD SOFR + 4.750%, 10.081%, 4/29/2029(b)(c)	2,368,602
739,285	Go Daddy Operating Co. LLC, 2022 Term Loan B5, 1 mo. USD SOFR + 2.500%, 7.831%, 11/09/2029(a)(b)	740,209
3,000,000	Inmar, Inc., 2023 Term Loan, USD SOFR + 5.500%, 10.763%, 5/01/2026(e)(g)	2,913,750
3,300,000	Kingpin Intermediate Holdings LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.831%, 2/08/2028(a)(b)	3,287,625
4,426,952	Latham Pool Products, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.000%, 9.527%, 2/23/2029(b)(c)	4,279,402
150,277	OMNIA Partners LLC, Delayed Draw Term Loan, 0.500%, 7/25/2030(h)	150,560
1,599,723	OMNIA Partners LLC, Term Loan B, 3 mo. USD SOFR + 4.250%, 9.601%, 7/25/2030(a)(b)	1,602,730
3,103,157	Sweetwater Borrower LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 9.696%, 8/07/2028(b)(d)	3,017,820
2,000,000	TTF Holdings LLC, Term Loan, 1 mo. USD SOFR + 4.000%, 9.446%, 3/31/2028(b)(d)	1,998,340
5,984,962	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.018%, 3/03/2030(a)(i)	5,991,426
2,214,050	Vaco Holdings LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.587%, 1/21/2029(a)(b)	2,120,883
1,290,000	VT Topco, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 4.25%, 9.562%, 8/09/2030(b)(c)	1,294,296
		39,191,921
	Consumer Products — 2.6%
2,894,573	AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, 1 mo. USD SOFR + 3.750%, 9.063%, 7/31/2028(b)(c)	2,882,676
3,233,565	Bombardier Recreational Products, Inc., 2022 Incremental Term Loan B, 1 mo. USD SOFR + 3.500%, 8.831%, 12/13/2029(b)(c)	3,234,244
2,920,355	Mattress Firm, Inc., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%, 9.950%, 9/25/2028(b)(d)	2,891,152
3,416,000	Recess Holdings, Inc., 2023 Term Loan, 3 mo. USD SOFR + 4.000%, 9.383%, 3/17/2027(b)(e)	3,407,460
4,452,389	Solis IV BV, USD Term Loan B1, 3 mo. USD SOFR + 3.500%, 8.891%, 2/26/2029(a)(b)	4,321,622
1,104,537	Springs Windows Fashions LLC, 2021 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.446%, 10/06/2028(b)(d)	916,766
1,807,957	Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD SOFR + 3.500%, 8.931%, 3/15/2030(a)(b)	1,806,023
3,317,333	Weber-Stephen Products LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.696%, 10/30/2027(b)(d)	2,985,599
2,702,788	Weber-Stephen Products LLC, 2022 Incremental Term Loan B, 1 mo. USD SOFR + 4.250%, 9.681%, 10/30/2027(b)(d)	2,429,130
		24,874,672
	Diversified Manufacturing — 4.1%
1,736,250	Alliance Laundry Systems LLC, Term Loan B, USD SOFR + 3.500%, 8.901%, 10/08/2027(d)(g)	1,737,587
4,047,801	Arcline FM Holdings LLC, 2021 1st Lien Term Loan, 3 mo. USD SOFR + 4.750%, 10.254%, 6/23/2028(b)(d)	3,993,398
1,391,000	Barnes Group, Inc., Term Loan B, 8/09/2030(f)	1,392,155
3,647,254	Chart Industries, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.164%, 3/15/2030(b)(c)	3,642,695
Principal Amount	Description	Value (†)
	Diversified Manufacturing — continued
$3,161,936	CMBF LLC, Term Loan, 1 mo. USD SOFR + 6.000%, 11.429%, 8/02/2028(b)(c)	$3,161,936
4,719,450	Emrld Borrower LP, Term Loan B, 3 mo. USD SOFR + 3.000%, 8.331%, 5/31/2030(a)(b)	4,722,423
3,990,000	Filtration Group Corp., 2023 USD Term Loan, 1 mo. USD SOFR + 4.250%, 9.696%, 10/21/2028(b)(c)	3,999,137
3,000,000	Infinite Bidco LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 7.000%, 12.504%, 3/02/2029(b)(c)	2,570,010
3,500,000	LSF12 Badger Bidco LLC, Term Loan B, 7/25/2030(f)	3,456,250
2,352,225	Project Castle, Inc., Term Loan B, 3 mo. USD SOFR + 5.500%, 10.746%, 6/01/2029(c)(i)	2,034,675
2,606,285	Shape Technologies Group, Inc., Term Loan, 1 mo. USD SOFR + 3.000%, 8.431%, 4/21/2025(a)(b)	2,435,260
4,430,953	Vertiv Group Corp., 2021 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.182%, 3/02/2027(a)(b)	4,426,655
1,797,965	Watlow Electric Manufacturing Co., 2022 Incremental Term Loan B, 3 mo. USD SOFR + 5.000%, 10.627%, 3/02/2028(b)(c)	1,800,212
		39,372,393
	Electric — 0.4%
1,902,381	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 4.500%, 9.877%, 5/17/2030(b)(c)	1,904,759
2,347,619	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 4.500%, 9.877%, 5/17/2030(b)(c)	2,350,553
		4,255,312
	Environmental — 1.1%
2,413,662	Covanta Holding Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.313%, 11/30/2028(b)(c)	2,411,658
181,025	Covanta Holding Corp., 2023 Term Loan C, 1 mo. USD SOFR + 3.000%, 8.313%, 11/30/2028(b)(c)	180,875
4,298,172	Liberty Tire Recycling Holdco LLC, 2021 Term Loan, 1 mo. USD SOFR + 4.500%, 9.946%, 5/05/2028(b)(e)	4,018,791
3,045,241	Northstar Group Services, Inc., 2020 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.946%, 11/12/2026(b)(e)	3,041,434
1,000,000	Rockwood Service Corp., 2020 Term Loan, 1 mo. USD SOFR + 4.00%, 9.446%, 1/23/2027(a)(b)	1,001,670
		10,654,428
	Financial Other — 0.3%
3,574,169	Orion Advisor Solutions, Inc., 2021 Term Loan, 3 mo. USD SOFR + 3.750%, 9.381%, 9/24/2027(b)(d)	3,404,396
	Food & Beverage — 1.4%
3,461,309	City Brewing Co. LLC, Closing Date Term Loan, 3 mo. USD SOFR + 3.500%, 9.070%, 4/05/2028(b)(d)	2,237,494
4,443,908	Del Monte Foods, Inc., 2022 Term Loan, 1 mo. USD SOFR + 4.250%, 9.670%, 5/16/2029(b)(c)	4,332,810
5,000,000	Naked Juice LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 6.000%, 11.342%, 1/24/2030(b)(c)	4,010,700
3,049,471	Triton Water Holdings, Inc., Term Loan, 3 mo. USD SOFR + 3.250%, 8.754%, 3/31/2028(b)(c)	2,994,000
		13,575,004
	Gaming — 2.0%
3,731,061	Bally's Corp., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 9.099%, 10/02/2028(b)(c)	3,621,703
3,612,191	Fertitta Entertainment LLC, 2022 Term Loan B, 1 mo. USD SOFR + 4.000%, 9.331%, 1/27/2029(b)(c)	3,573,576
4,578,805	GVC Holdings (Gibraltar) Ltd., 2022 USD Term Loan B2, 6 mo. USD SOFR + 3.500%, 8.885%, 10/31/2029(b)(c)	4,584,529
1,250,000	J&J Ventures Gaming LLC, 2023 Incremental Term Loan B, 4/26/2028(f)	1,206,250

Principal Amount	Description	Value (†)
	Gaming — continued
$2,250,000	J&J Ventures Gaming LLC, 2023 Nevada Delayed Draw Term Loan, 4/15/2030(f)	$2,171,250
4,155,000	Ontario Gaming GTA LP, Term Loan B, 8/01/2030(f)	4,162,811
		19,320,119
	Healthcare — 5.3%
4,345,387	Carestream Dental Equipment, Inc., 2021 Term Loan, 3 mo. USD LIBOR + 4.500%, 10.231%, 9/01/2024(b)(c)	3,867,394
3,482,500	Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD SOFR + 5.250%, 10.563%, 2/11/2028(b)(c)	3,429,392
487,946	Dermatology Intermediate Holdings III, Inc., 2022 Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 9.617%, 3/30/2029(c)(i)	484,775
2,815,434	Dermatology Intermediate Holdings III, Inc., 2022 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.619%, 3/30/2029(b)(c)	2,797,134
1,856,439	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Delayed Draw Term Loan, 3 mo. USD SOFR + 4.250%, 9.592%, 7/06/2029(b)(c)	1,814,669
4,022,285	Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, 3 mo. USD SOFR + 4.250%, 9.592%, 7/06/2029(b)(c)	3,931,784
4,000,000	Fortrea Holdings, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.992%, 7/01/2030(b)(c)	3,988,760
3,879,592	Gainwell Acquisition Corp., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.342%, 10/01/2027(b)(d)	3,815,346
2,000,000	GHX Ultimate Parent Corp., 2023 Term Loan, 3 mo. USD SOFR + 4.750%, 10.117%, 6/30/2027(b)(c)	1,996,260
2,936,392	Heartland Dental LLC, 2023 Term Loan B, 1 mo. USD SOFR + 5.000%, 10.314%, 4/28/2028(b)(d)	2,885,857
1,000,000	MDVIP, Inc., 2021 2nd Lien Term Loan, 1 mo. USD LIBOR + 6.500%, 11.946%, 10/15/2029(b)(c)	945,000
2,853,372	NAPA Management Services Corp., Term Loan B, 1 mo. USD SOFR + 5.250%, 10.681%, 2/23/2029(b)(d)	2,118,628
177,172	National Mentor Holdings, Inc., 2021 Term Loan C, 3 mo. USD SOFR + 3.750%, 9.092%, 3/02/2028(b)(d)	154,694
6,447,517	National Mentor Holdings, Inc., 2021 Term Loan, USD SOFR + 3.750%, 9.163%, 3/02/2028(d)(g)	5,629,521
3,748,457	Onex TSG Intermediate Corp., 2021 Term Loan B, 3 mo. USD SOFR + 4.750%, 10.381%, 2/28/2028(b)(d)	3,398,613
1,000,000	Pearl Intermediate Parent LLC, 2018 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 11.681%, 2/13/2026(a)(b)	976,000
1,000,000	PetVet Care Centers LLC, 2021 Term Loan B3, 2/14/2025(f)	991,880
4,341,489	Southern Veterinary Partners LLC, Term Loan, 1 mo. USD SOFR + 4.000%, 9.446%, 10/05/2027(b)(e)	4,330,635
1,000,000	Southern Veterinary Partners LLC, 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.181%, 10/05/2028(b)(e)	926,670
2,258,470	U.S. Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.250%, 9.683%, 10/01/2028(b)(c)	2,106,023
		50,589,035
	Independent Energy — 0.5%
5,205,924	Matador Bidco Sarl, Term Loan, 1 mo. USD SOFR + 4.500%, 9.931%, 10/15/2026(a)(b)	5,218,002
	Industrial Other — 1.8%
3,891,819	Colibri Group LLC, 2022 Term Loan, 3 mo. USD SOFR + 5.000%, 10.394%, 3/12/2029(d)(i)	3,789,658
2,500,000	KUEHG Corp., 2023 Term Loan, 3 mo. USD SOFR + 5.000%, 10.242%, 6/12/2030(b)(c)	2,500,450
Principal Amount	Description	Value (†)
	Industrial Other — continued
$1,000,000	Learning Care Group, Inc., 2023 Term Loan, 3 mo. USD SOFR + 4.750%, 10.130%, 8/11/2028(c)(i)	$997,920
3,000,000	Michael Baker International LLC, 2021 Term Loan, 12/01/2028(f)	2,970,000
4,654,281	Service Logic Acquisition, Inc., Term Loan, USD SOFR + 4.000%, 9.630%, 10/29/2027(d)(g)	4,631,010
2,103,373	VM Consolidated, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.696%, 3/24/2028(a)(b)	2,100,744
		16,989,782
	Leisure — 1.3%
300,000	Arcis Golf LLC, 2023 Incremental Delayed Draw Term Loan, 11/24/2028(f)	299,250
1,196,970	Arcis Golf LLC, Term Loan B, 1 mo. USD SOFR + 4.250%, 9.696%, 11/24/2028(b)(c)	1,193,977
2,475,000	Carnival Corp., 2023 Term Loan B, 3 mo. USD SOFR + 3.000%, 8.317%, 8/08/2027(b)(d)	2,470,669
3,000,000	SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B, 8/25/2028(f)	2,994,000
5,776,474	Thunder Finco Pty. Ltd., Term Loan B, 3 mo. USD LIBOR + 4.150%, 9.538%, 11/26/2026(b)(d)	5,747,591
		12,705,487
	Lodging — 0.4%
3,680,184	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.446%, 8/02/2028(b)(c)	3,680,184
	Media Entertainment — 9.3%
2,476,400	ABG Intermediate Holdings 2 LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.000%, 11.431%, 12/20/2029(b)(c)	2,488,782
8,395,295	Advantage Sales & Marketing, Inc., 2021 Term Loan, USD SOFR + 4.500%, 10.038%, 10/28/2027(d)(g)	8,026,490
1,632,767	AP Core Holdings II LLC, Amortization Term Loan B1, 1 mo. USD SOFR + 5.500%, 10.946%, 9/01/2027(b)(d)	1,596,536
3,806,000	AP Core Holdings II LLC, High-Yield Term Loan B2, 1 mo. USD SOFR + 5.500%, 10.946%, 9/01/2027(b)(d)	3,691,820
2,715,195	Banijay Entertainment S.A.S, USD Term Loan, 3 mo. USD SOFR + 3.750%, 9.168%, 3/01/2028(a)(b)	2,719,485
6,777,527	Cengage Learning, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 4.750%, 10.323%, 7/14/2026(b)(e)	6,752,856
4,715,639	CMG Media Corp., 2021 Term Loan, 3 mo. USD SOFR + 3.500%, 8.842%, 12/17/2026(a)(b)	4,370,832
6,084,750	Creative Artists Agency LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.831%, 11/27/2028(a)(b)	6,077,144
6,928,246	Dotdash Meredith, Inc., Term Loan B, 1 mo. USD SOFR + 4.000%, 9.418%, 12/01/2028(a)(b)	6,659,777
6,430,707	Gray Television, Inc., 2021 Term Loan D, 1 mo. USD SOFR + 3.000%, 8.433%, 12/01/2028(a)(b)	6,351,480
2,750,000	iHeartCommunications, Inc., 2020 Term Loan, 1 mo. USD SOFR + 3.000%, 8.446%, 5/01/2026(a)(b)	2,447,940
4,558,139	McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, USD SOFR + 4.750%, 10.196%, 7/28/2028(b)(c)	4,463,193
2,900,000	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.581%, 5/03/2028(b)(c)	2,784,638
7,400,000	MH Sub I LLC, 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 11.581%, 2/23/2029(a)(b)	6,425,050
9,952,846	PUG LLC, USD Term Loan, 1 mo. USD SOFR + 3.500%, 8.946%, 2/12/2027(a)(b)	9,430,322
4,950,000	Sinclair Television Group, Inc., 2022 Term Loan B4, 1 mo. USD SOFR + 3.750%, 9.181%, 4/21/2029(a)(b)	3,557,812

Principal Amount	Description	Value (†)
	Media Entertainment — continued
$4,064,920	Summer (BC) Holdco B Sarl, 2021 USD Term Loan B2, 3 mo. USD SOFR + 4.500%, 10.002%, 12/04/2026(b)(d)	$3,892,161
3,030,250	Syndigo LLC, 2020 Term Loan, 1 mo. USD SOFR + 4.500%, 9.930%, 12/15/2027(b)(d)	2,825,708
1,647,250	Syndigo LLC, 2020 2nd Lien Term Loan, 3 mo. USD LIBOR + 8.000%, 13.552%, 12/15/2028(b)(d)	1,416,635
3,643,795	Voyage Digital Ltd., USD Term Loan B, 3 mo. USD SOFR + 4.250%, 9.630%, 5/11/2029(b)(c)	3,636,981
		89,615,642
	Midstream — 1.7%
4,500,000	AL NGPL Holdings LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 3.750%, 9.293%, 4/13/2028(b)(e)	4,500,000
3,400,000	NorthRiver Midstream Finance LP, 2023 USD Term Loan B, 8/16/2030(f)	3,391,500
4,384,813	Oryx Midstream Services Permian Basin LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.682%, 10/05/2028(b)(c)	4,380,560
3,850,000	Whitewater Whistler Holdings LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.492%, 2/15/2030(a)(b)	3,850,000
		16,122,060
	Oil Field Services — 0.7%
3,000,000	Bangl LLC, Term Loan B, 3 mo. USD SOFR + 4.500%, 9.818%, 2/01/2029(a)(b)	2,958,750
3,990,000	Brazos Delaware II LLC, 2023 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.063%, 2/11/2030(b)(c)	3,942,958
		6,901,708
	Other REITs — 0.9%
2,288,295	Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 1 mo. USD SOFR + 3.500%, 8.946%, 3/11/2028(a)(b)	2,128,115
2,441,880	RHP Hotel Properties LP, 2023 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.081%, 5/18/2030(a)(b)	2,447,374
4,103,380	Starwood Property Trust, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.581%, 11/18/2027(b)(c)	4,113,638
		8,689,127
	Paper — 1.3%
2,853,500	Domtar Corp., 2021 Term Loan B, 1 mo. USD SOFR + 5.500%, 10.929%, 11/30/2028(b)(d)	2,846,366
5,160,402	Schweitzer-Mauduit International, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.196%, 4/20/2028(b)(d)	5,082,996
4,299,835	Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD LIBOR + 3.750%, 9.288%, 2/04/2028(b)(d)	4,138,591
		12,067,953
	Pharmaceuticals — 1.5%
2,854,750	Bausch Health Cos., Inc., 2022 Term Loan B, 1 mo. USD SOFR + 5.250%, 10.664%, 2/01/2027(b)(c)	2,326,621
4,776,909	Jazz Financing Lux Sarl, USD Term Loan, 1 mo. USD SOFR + 3.500%, 8.946%, 5/05/2028(b)(c)	4,776,909
5,262,743	LSCS Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD SOFR + 4.614%, 9.946%, 12/16/2028(b)(c)	5,167,383
2,000,000	LSCS Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 8.000%, 13.446%, 12/17/2029(b)(c)	1,770,000
		14,040,913
	Property & Casualty Insurance — 1.3%
3,350,000	Amynta Agency Borrower, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 5.000%, 10.431%, 2/28/2028(a)(b)	3,342,831
1,987,897	Asurion LLC, 2020 Term Loan B8, 3 mo. USD LIBOR + 3.250%, 8.788%, 12/23/2026(a)(b)	1,930,745
Principal Amount	Description	Value (†)
	Property & Casualty Insurance — continued
$2,829,853	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.681%, 8/19/2028(a)(b)	$2,729,478
4,686,000	Asurion LLC, 2021 2nd Lien Term Loan B3, 1 mo. USD SOFR + 5.250%, 10.696%, 1/31/2028(a)(b)	4,183,708
		12,186,762
	Refining — 0.5%
4,797,890	Delek U.S. Holdings, Inc., 2022 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.931%, 11/19/2029(b)(c)	4,748,568
	Restaurants — 0.7%
4,876,140	Dave & Buster's, Inc., 2023 Term Loan, 1 mo. USD SOFR + 3.750%, 9.188%, 6/29/2029(b)(c)	4,874,921
2,000,000	IRB Holding Corp., 2022 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.431%, 12/15/2027(b)(d)	1,987,700
		6,862,621
	Retailers — 6.2%
4,209,988	At Home Group, Inc., Term Loan B, 1 mo. USD SOFR + 4.250%, 9.682%, 7/24/2028(b)(c)	2,573,355
2,758,229	Canada Goose, Inc., 2021 Term Loan, 1 mo. USD SOFR + 3.500%, 8.946%, 10/07/2027(b)(d)	2,723,061
3,600,300	Container Store, Inc., 2020 Term Loan B3, 3 mo. USD LIBOR + 4.750%, 10.288%, 1/31/2026(b)(e)	3,258,271
2,432,010	Crocs, Inc., 2023 Term Loan B, 1 mo. USD SOFR + 3.100%, 8.431%, 2/20/2029(b)(c)	2,437,822
2,977,157	CWGS Group LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.500%, 7.930%, 6/03/2028(d)(i)	2,808,025
3,599,559	Evergreen Acqco 1 LP, 2021 USD Term Loan, 3 mo. USD SOFR + 5.250%, 10.754%, 4/26/2028(b)(d)	3,623,568
2,878,402	Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD SOFR + 3.750%, 9.196%, 3/06/2028(b)(d)	2,866,716
2,385,707	International Textile Group, Inc, 2023 Term Loan, 3 mo. USD SOFR + 8.500%, 10.638%, 9/30/2027(i)(j)	2,361,850
2,899,071	Michaels Cos., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 4.250%, 9.754%, 4/15/2028(b)(d)	2,682,627
4,664,776	Olaplex, Inc., 2022 Term Loan, 1 mo. USD SOFR + 3.500%, 8.931%, 2/23/2029(b)(c)	3,867,892
5,657,182	Petco Health and Wellness Co., Inc., 2021 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.754%, 3/03/2028(b)(d)	5,619,731
5,490,107	PetSmart, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 3.750%, 9.181%, 2/11/2028(b)(d)	5,472,978
3,539,978	Rent-A-Center, Inc., 2021 First Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 8.881%, 2/17/2028(b)(c)	3,526,703
3,970,000	Restoration Hardware, Inc., 2022 Incremental Term Loan, 1 mo. USD SOFR + 3.250%, 8.681%, 10/20/2028(b)(c)	3,855,863
4,155,727	RVR Dealership Holdings LLC, Term Loan B, 3 mo. USD SOFR + 3.750%, 9.246%, 2/08/2028(b)(d)	3,766,128
5,268,725	S&S Holdings LLC, Term Loan, 3 mo. USD SOFR + 5.000%, 10.408%, 3/11/2028(b)(c)	4,987,744
2,309,895	Tory Burch LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.696%, 4/16/2028(b)(c)	2,277,764
1,000,000	Victoria's Secret & Co., Term Loan B, 1 mo. USD SOFR + 3.25%, 8.681%, 8/02/2028(b)(c)	972,500
		59,682,598
	Technology — 13.9%
6,975,000	Access CIG LLC, 2018 2nd Lien Term Loan, 1 mo. USD SOFR + 7.750%, 13.182%, 2/27/2026(a)(b)	6,661,125
2,000,000	Altar Bidco, Inc., 2021 Term Loan, 2/01/2029(f)	1,989,160
4,860,000	Altar Bidco, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 5.600%, 10.493%, 2/01/2030(b)(c)	4,693,934
439,898	Applied Systems, Inc., 2022 Extended 1st Lien Term Loan, 3 mo. USD SOFR + 4.500%, 9.742%, 9/18/2026(b)(c)	441,332

Principal Amount	Description	Value (†)
	Technology — continued
$3,500,000	Applied Systems, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 6.750%, 11.992%, 9/17/2027(b)(d)	$3,501,750
5,286,582	Ascend Learning LLC, 2021 Term Loan, USD SOFR + 3.500%, 8.925%, 12/11/2028(c)(g)	5,077,022
6,529,413	Byju's Alpha, Inc., Term Loan B, 15.250%, 11/24/2026(k)	3,330,000
5,718,310	CDK Global, Inc., 2022 USD Term Loan B, 3 mo. USD SOFR + 4.250%, 9.492%, 7/06/2029(b)(c)	5,719,682
3,000,000	CommScope, Inc., 2019 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.696%, 4/06/2026(a)(b)	2,751,000
5,021,197	Conduent Business Services LLC, 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.570%, 10/16/2028(b)(c)	4,977,261
3,889,035	Corel Corp., 2019 Term Loan, 3 mo. USD SOFR + 5.000%, 10.523%, 7/02/2026(a)(b)	3,671,482
3,461,769	Cornerstone OnDemand, Inc., 2021 Term Loan, 3 mo. USD SOFR + 3.750%, 9.254%, 10/16/2028(b)(c)	3,287,226
6,094,493	CT Technologies Intermediate Holdings, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.696%, 12/16/2025(b)(d)	5,738,636
4,455,703	Dodge Data & Analytics LLC, 2022 Term Loan, 3 mo. USD SOFR + 4.750%, 10.142%, 2/23/2029(a)(b)	3,590,539
3,000,000	Dodge Data & Analytics LLC, 2022 2nd Lien Term Loan, 3 mo. USD SOFR + 8.250%, 13.642%, 2/23/2029(b)(c)	2,160,000
3,526,881	Endure Digital, Inc., Term Loan, 3 mo. USD LIBOR + 3.500%, 8.792%, 2/10/2028(b)(d)	3,359,354
6,753,420	Finastra USA, Inc., USD 1st Lien Term Loan, USD LIBOR + 3.500%, 9.205%, 6/13/2024(e)(g)	6,744,303
1,878,915	Global Client Solutions LLC, Term Loan B, 3 mo. USD SOFR + 6.500%, 11.808%, 3/16/2026(b)(e)	1,784,969
5,132,186	GoTo Group, Inc., Term Loan B, 3 mo. USD SOFR + 4.750%, 10.269%, 8/31/2027(a)(b)	3,289,423
1,389,313	Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, 1 mo. USD SOFR + 4.000%, 9.446%, 12/01/2027(b)(d)	1,388,452
4,130,829	Hyland Software, Inc., 2021 2nd Lien Term Loan, 1 mo. USD SOFR + 6.250%, 11.696%, 7/07/2025(b)(d)	4,094,684
2,964,467	Ingram Micro, Inc., 2021 Term Loan B, 3 mo. USD LIBOR + 3.500%, 9.038%, 6/30/2028(b)(c)	2,957,975
5,354,903	Loyalty Ventures, Inc., Term Loan B, PRIME + 5.500%, 13.750%, 11/03/2027(a)(k)	53,549
3,989,848	Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD SOFR + 5.000%, 10.631%, 7/27/2028(b)(d)	2,971,200
3,832,931	McAfee LLC, 2022 USD Term Loan B, 1 mo. USD SOFR + 3.750%, 9.168%, 3/01/2029(b)(c)	3,756,272
2,984,887	MedAssets Software Intermediate Holdings, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.000%, 9.446%, 12/18/2028(b)(c)	2,525,214
3,316,646	MKS Instruments, Inc., 2022 USD Term Loan B, 1 mo. USD SOFR + 2.750%, 8.179%, 8/17/2029(b)(c)	3,311,804
4,900,000	Mosel Bidco SE, USD Term Loan B, 8/01/2030(f)	4,887,750
4,828,530	NCR Corp., 2019 Term Loan, 1 mo. USD SOFR + 2.500%, 7.946%, 8/28/2026(a)(b)	4,813,465
4,491,430	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 2.750%, 8.181%, 1/31/2030(b)(c)	4,493,945
3,916,672	Physician Partners LLC, Term Loan, 3 mo. USD SOFR + 4.000%, 9.392%, 12/23/2028(b)(c)	3,645,286
3,721,839	Quest Software U.S. Holdings, Inc., 2022 Term Loan, 3 mo. USD SOFR + 4.250%, 9.769%, 2/01/2029(b)(c)	3,038,881
2,690,742	Redstone Holdco 2 LP, 2021 Term Loan, 1 mo. USD SOFR + 4.750%, 10.179%, 4/27/2028(b)(d)	2,086,670
Principal Amount	Description	Value (†)
	Technology — continued
$3,988,577	Sabre GLBL, Inc., 2022 1st Lien Term Loan B, 1 mo. USD SOFR + 5.000%, 10.431%, 6/30/2028(b)(c)	$3,508,273
2,294,041	Ultimate Software Group, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 9.219%, 5/04/2026(a)(b)	2,293,078
5,110,000	Ultimate Software Group, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 5.250%, 10.618%, 5/03/2027(b)(c)	5,074,434
3,631,183	Vision Solutions, Inc., 2021 Incremental Term Loan, 3 mo. USD SOFR + 4.000%, 9.863%, 4/24/2028(b)(d)	3,504,092
3,000,000	Vision Solutions, Inc., 2021 2nd Lien Term Loan, 3 mo. USD SOFR + 7.250%, 12.863%, 4/23/2029(b)(d)	2,633,760
		133,806,982
	Transportation Services — 1.8%
3,459,283	AIT Worldwide Logistics, Inc., 2021 Term Loan, 1 mo. USD SOFR + 4.750%, 10.162%, 4/06/2028(b)(d)	3,408,847
953,598	Brown Group Holding LLC, 2022 Incremental Term Loan B2, USD SOFR + 3.750%, 9.124%, 7/02/2029(c)(g)	952,110
2,220,594	Carriage Purchaser, Inc., 2021 Term Loan B, 1 mo. USD SOFR + 4.250%, 9.696%, 9/30/2028(b)(d)	2,174,805
3,347,852	Hertz Corp., 2021 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.696%, 6/30/2028(a)(b)	3,342,730
643,608	Hertz Corp., 2021 Term Loan C, 1 mo. USD SOFR + 3.250%, 8.696%, 6/30/2028(a)(b)	642,623
1,500,000	Kenan Advantage Group, Inc., 2023 Term Loan B2, 3 mo. USD SOFR + 4.000%, 9.727%, 3/24/2026(b)(d)	1,499,070
997,494	KKR Apple Bidco LLC, 2022 Incremental Term Loan, 1 mo. USD SOFR + 4.000%, 9.331%, 9/22/2028(b)(c)	997,284
4,539,538	St. George Warehousing & Trucking Co. of California, Inc., 2022 Term Loan, 3 mo. USD SOFR + 6.000%, 11.392%, 3/24/2028(b)(d)	4,357,956
		17,375,425
	Wireless — 1.1%
2,493,750	Altice France SA, 2023 USD Term Loan B14, 3 mo. USD SOFR + 5.500%, 10.808%, 8/15/2028(a)(b)	2,177,368
3,784,916	CCI Buyer, Inc., Term Loan, 3 mo. USD SOFR + 4.000%, 9.242%, 12/17/2027(b)(d)	3,740,746
3,576,368	Crown Subsea Communications Holding, Inc., 2021 Term Loan, 1 mo. USD SOFR + 5.000%, 10.433%, 4/27/2027(b)(d)	3,579,730
1,384,000	Crown Subsea Communications Holding, Inc., 2023 Incremental Term Loan, 1 mo. USD SOFR + 5.250%, 10.683%, 4/27/2027(b)(d)	1,386,311
		10,884,155
	Wirelines — 0.7%
2,892,640	Voyage Australia Pty. Ltd., USD Term Loan B, 3 mo. USD SOFR + 3.500%, 9.088%, 7/20/2028(b)(c)	2,851,651
3,811,830	Zacapa Sarl, 2022 Term Loan, 3 mo. USD SOFR + 4.000%, 9.242%, 3/22/2029(b)(c)	3,794,562
		6,646,213
	Total Senior Loans (Identified Cost $839,656,840)	807,315,471
Bonds and Notes — 6.6%
	Airlines — 0.9%
4,205,000	Allegiant Travel Co., 7.250%, 8/15/2027(l)	4,115,644
5,000,000	American Airlines, Inc., 7.250%, 2/15/2028(l)	4,911,592
		9,027,236
	Automotive — 0.1%
1,250,000	Wabash National Corp., 4.500%, 10/15/2028(l)	1,060,560
	Cable Satellite — 0.4%
5,000,000	DISH DBS Corp., 7.750%, 7/01/2026	3,739,500

Principal Amount	Description	Value (†)
	Chemicals — 0.7%
$2,985,000	Iris Holdings, Inc., 9.500% PIK or 8.750% Cash, 2/15/2026(l)(m)	$2,787,256
1,905,000	Kobe U.S. Midco 2, Inc., 10.000% PIK or 9.250% Cash, 11/01/2026(l)(m)	1,390,860
2,500,000	Olympus Water U.S. Holding Corp., 7.125%, 10/01/2027(l)	2,357,737
		6,535,853
	Consumer Cyclical Services — 0.3%
3,500,000	WASH Multifamily Acquisition, Inc., 5.750%, 4/15/2026(l)	3,245,877
	Consumer Products — 0.2%
1,965,000	Newell Brands, Inc., 6.375%, 9/15/2027	1,924,983
	Finance Companies — 0.3%
3,000,000	Home Point Capital, Inc., 5.000%, 2/01/2026(l)	2,816,888
	Media Entertainment — 0.6%
1,750,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(l)	1,383,771
4,650,000	Millennium Escrow Corp., 6.625%, 8/01/2026(l)	3,831,299
		5,215,070
	Other REITs — 1.0%
4,000,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025(l)	3,843,337
4,960,000	Service Properties Trust, 4.950%, 2/15/2027	4,292,933
2,000,000	Starwood Property Trust, Inc., 4.375%, 1/15/2027(l)	1,786,120
		9,922,390
	Packaging — 0.1%
1,025,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.125%, 2/01/2028(l)	1,007,141
	Retailers — 0.2%
2,133,000	Evergreen Acqco 1 LP/TVI, Inc., 9.750%, 4/26/2028(l)	2,224,314
	Supermarkets — 0.6%
5,750,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/2027(l)	5,430,451
	Technology — 0.2%
2,500,000	GoTo Group, Inc., 5.500%, 9/01/2027(l)	1,462,973
	Treasuries — 1.0%
9,900,000	U.S. Treasury Notes, 3.500%, 2/15/2033	9,428,203
	Total Bonds and Notes (Identified Cost $67,825,197)	63,041,439

Shares	Description	Value (†)
Exchange-Traded Funds — 1.5%
174,000	SPDR® Blackstone Senior Loan ETF	$7,328,880
292,500	SPDR® Bloomberg Short Term High Yield Bond ETF	7,256,925
	Total Exchange-Traded Funds (Identified Cost $14,615,333)	14,585,805
Common Stocks— 0.0%
	Oil, Gas & Consumable Fuels — 0.0%
61,854	Ameriforge Group, Inc.(n)(o)	5,691
	Textiles, Apparel & Luxury Goods — 0.0%
53,230	Elevate Textiles Holding Corp.(o)	172,997
	Total Common Stocks (Identified Cost $10,035,635)	178,688
Warrants — 0.0%
55,256	Elevate Textiles Holding Corp., Expiration on 12/31/2099(o) (Identified Cost $2,333)	55

Principal Amount
Short-Term Investments — 10.8%
$43,738,084	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2023 at 2.500% to be repurchased at $43,741,121 on 9/01/2023 collateralized by $49,236,100 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $44,612,857 including accrued interest(p)	43,738,084
60,000,000	U.S. Treasury Bills, 5.283%, 9/26/2023(q)	59,779,687
	Total Short-Term Investments (Identified Cost $103,517,979)	103,517,771
	Total Investments — 102.9% (Identified Cost $1,035,653,317)	988,639,229
	Other assets less liabilities — (2.9)%	(27,963,802)
	Net Assets — 100.0%	$960,675,427

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are fair valued at bid prices supplied by an independent pricing service, if available. Broker-
dealer bid prices may be used to fair value debt, unlisted equities and senior loans where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.00%, to which the spread is added.
(b)	Variable rate security. Rate as of August 31, 2023 is disclosed.
(c)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.50%, to which the spread is added.
(d)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 0.75%, to which the spread is added.
(e)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 1.00%, to which the spread is added.
(f)	Position is unsettled. Contract rate was not determined at August 31, 2023 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(g)
Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2023. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(h)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

(i)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2023.
(j)	Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate of 2.00%, to which the spread is added.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2023, the value of Rule 144A holdings amounted to
$43,655,820 or 4.5% of net assets.

(m)
Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended August 31, 2023, interest payments were made in cash.

(n)	Level 3 security. Value has been determined using significant unobservable inputs.
(o)	Non-income producing security.
(p)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of August 31, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
SPDR®	Standard & Poor's Depositary Receipt
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Senior Loans(a)	$—	$807,315,471	$—	$807,315,471
Bonds and Notes(a)	—	63,041,439	—	63,041,439
Exchange-Traded Funds	14,585,805	—	—	14,585,805
Common Stocks
Oil, Gas & Consumable Fuels	—	—	5,691	5,691
Textiles, Apparel & Luxury Goods	—	172,997	—	172,997
Total Common Stocks	—	172,997	5,691	178,688
Warrants	—	55	—	55
Short-Term Investments	—	103,517,771	—	103,517,771
Total Investments	$14,585,805	$974,047,733	$5,691	$988,639,229

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2022 and/or August 31, 2023:

Asset Valuation Inputs
Investments in Securities	Balance as of November 30, 2022	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at August 31, 2023
Common Stocks
Oil, Gas & Consumable Fuels	$5,691	$—	$—	$—	$—	$—	$—	$—	$5,691	$—

Industry Summary at August 31, 2023 (Unaudited)
Technology	14.1%
Media Entertainment	9.9
Retailers	6.4
Healthcare	5.3
Consumer Cyclical Services	4.4
Diversified Manufacturing	4.1
Brokerage	4.1
Chemicals	4.0
Cable Satellite	3.4
Airlines	2.9
Consumer Products	2.8
Automotive	2.2
Building Materials	2.0
Gaming	2.0
Other Investments, less than 2% each	23.0
Short-Term Investments	10.8
Exchange-Traded Funds	1.5
Total Investments	102.9
Other assets less liabilities	(2.9)
Net Assets	100.0%